Other information - Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 59,999	$ 64,123	$ 33,947
Interest received	1,265	634	815
Undrawn credit facility fee paid	1,656	900	1,813
Non-cash transactions:
Long-term debt for vessels under construction	54,080	71,400
Dividend reinvestment	31,961	7,168	13,039
Loan repayment for vessels under construction	6,560
Other long-term liabilities for vessels under construction		84,787	108,374
Acquisition of the Manager for shares, excluding cash received		82,607
Proceeds on sale of vessel		52,104
Arrangement and Transaction Fees [Member]
Non-cash transactions:
Arrangement and transaction fees	5,082	957
Series A preferred shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares	$ 38,390	$ 34,195	$ 30,295